4. Notes Payable (Dec 2014 Note)	7 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Debt Disclosure [Abstract]
4. Notes Payable

In June and September we received proceeds from short-term loans from Indigo-Energy, the pre-merger public shell Company used to effectuate our reverse capitalization, for proceeds of $200,000 and $250,000, respectively. Indigo-Energy financed the loans to us on a pre-merger basis, totaling $450,000, via the issuance of 2,272,727 (100,000,000 pre-merger) shares to investors. Upon completion of the merger with Indigo-Energy, considered to be the accounting acquiree in accordance with US GAAP, the note payable was eliminated and the corresponding 2,272,727 shares issued were including in our reverse capitalization adjustment.

In November 2014 we entered into two convertible short-term notes payable with investors for proceeds totaling $110,000. The notes, at the option of the holder, were convertible into shares of our restricted common stock at a 25% discount to the average closing quoted market price for the ten days immediately prior to the conversion date. On December 17, 2014, the holders of the notes converted all of the principal and accrued interest into 375,733 shares of restricted common stock. Since the notes were convertible into a predominantly fixed monetary value on the dates of issuance in accordance with US GAAP, we determined the notes would be net settled via the issuance of restricted common stock which resulted in the conversion feature being classified as a liability. During the period ended December 31, 2014 we recognized interest expense totaling $11,660 resulting from the accretion of interest through the date of conversion.

The Company has entered into various convertible debt financing transactions with third party investors (“Investors”). As of September 30, 2015 the Company issued convertible notes to Investors in the aggregate principal amount of $142,750. The notes are unsecured, and provide for the conversion of all principal and interest outstanding under the notes into shares of the Company’s common stock beginning six months after the issuance date of the respective notes (“conversion date”) at conversion rates of 55%-60% of the lowest listed market price of the Company’s common stock for the previous twenty to twenty-five trading days immediately prior to the conversion date.

The conversion price of the notes are subject to adjustment in the event of stock splits, dividends, distributions and similar adjustments to our capital stock. The number of shares of common stock subject to the Notes may be adjusted in the event of mergers, distributions, a sale of substantially all of the Company’s assets, tender offers and dilutive issuances.

The Company has determined the resetting terms of the conversion rates are separable into two elements: i) Fixed Conversion Rate element – since a fixed minimum discount to the listed market price ranging from forty to forty-five percent of any listed market price has been determined to be a predominant element of the conversion feature, we determined the fixed conversion element results in a fixed value of common stock to the Investor at any conversion date; and ii) Variable Conversion Rate element – the volatility in our listed market prices and wide ranging bid and ask spreads on a daily basis results in an additional variable amount of common stock value being received by the Investors upon conversion. The fixed conversion element, resulting in the determination of stock settled debt, is recognized as a debt discount at intrinsic value on the issuance date and is not re-valued in the subsequent periods. The variable conversion element is classified as a derivative liability and is revalued on an on-going basis.

Convertible notes payable consist of the following:

	As of September 30, 2015
	Face Value of Note	Intrinsic Value of Fixed Conversion Element	Unamortized Discount	Net Balance
JMJ Financial; 12% Convertible note due August 24, 2017	$27,500	$20,833	$(20,137)	$28,196

Auctus Fund, LLC; 8% Convertible note due May 28, 2016	56,250	46,023	(42,160)	60,113

LG Capital Funding, LLC; 8% Convertible note due August 21, 2016	27,000	22,091	(20,229)	28,862

St. George Investment, LLC; 8% Convertible note due September 9, 2016	32,000	26,182	(25,092)	33,090

Total Convertible Notes	$142,750	$115,129	$(107,618)	$150,261

The Company did not have any convertible notes outstanding as of December 31, 2014.

During the three and nine months ended September 30, 2015 the Company recognized discount accretion totaling $19,763 included in interest expense in the accompanying results of operations. Since the Company has determined the convertible notes will be stock settled, beginning six months after the date of each issuance, all of the convertible notes payable have been classified as current in the accompanying balance sheet.